Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Fair Value Adjustments Recognized (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Fair Value Adjustments Recognized [Abstract]
Decrease of NovioGendix contingent consideration	$ (572)
Increase of GPS contingent consideration	9,826
Increase of ExoDx contingent consideration	490
Total fair value adjustment	$ 9,744